Loans - Detail and Delinquency Status of Loans Held-for-Investment, Excluding PCD Loans, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	$ 8,292,010,000	$ 7,916,928,000
90 Days or More Past Due and Accruing		0
Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,856,773,000	4,022,224,000
90 Days or More Past Due and Accruing	925,000	1,200,000
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,848,510,000	4,013,051,000
90 Days or More Past Due and Accruing	925,000	1,186,000
Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	11,399,000
90 Days or More Past Due and Accruing	921,000
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,680,934,000	3,847,461,000
90 Days or More Past Due and Accruing	921,000	1,186,000
Real estate loans: | Multifamily | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,361,365,000	2,597,484,000
90 Days or More Past Due and Accruing	0	164,000
Real estate loans: | Multifamily | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,343,465,000	2,584,853,000
90 Days or More Past Due and Accruing	0	0
Real estate loans: | Multifamily | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,491,000	3,773,000
90 Days or More Past Due and Accruing	0	0
Real estate loans: | Multifamily | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	10,409,000	8,858,000
90 Days or More Past Due and Accruing	0	164,000
Real estate loans: | Commercial mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	911,390,000	889,801,000
90 Days or More Past Due and Accruing	51,000	0
Real estate loans: | Commercial mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	887,251,000	866,698,000
90 Days or More Past Due and Accruing	0	0
Real estate loans: | Commercial mortgage | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	8,064,000	11,998,000
90 Days or More Past Due and Accruing	0	0
Real estate loans: | Commercial mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	16,075,000	11,105,000
90 Days or More Past Due and Accruing	51,000	0
Real estate loans: | One-to-four family residential mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	165,100,000	150,217,000
90 Days or More Past Due and Accruing	863,000	882,000
Real estate loans: | One-to-four family residential mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	163,769,000	149,577,000
90 Days or More Past Due and Accruing	0	748,000
Real estate loans: | One-to-four family residential mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,331,000	640,000
90 Days or More Past Due and Accruing	863,000	134,000
Real estate loans: | Home equity and lines of credit | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	198,557,000	174,062,000
90 Days or More Past Due and Accruing	7,000	140,000
Real estate loans: | Home equity and lines of credit | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	195,815,000	172,383,000
90 Days or More Past Due and Accruing	7,000	0
Real estate loans: | Home equity and lines of credit | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	64,000	68,000
90 Days or More Past Due and Accruing	0	0
Real estate loans: | Home equity and lines of credit | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,678,000	1,611,000
90 Days or More Past Due and Accruing	0	140,000
Real estate loans: | Construction and land | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	44,522,000	35,897,000
90 Days or More Past Due and Accruing	0	0
Real estate loans: | Construction and land | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	44,522,000	35,897,000
90 Days or More Past Due and Accruing	0	0
Commercial and industrial loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	166,167,000	163,425,000
90 Days or More Past Due and Accruing	0	0
Commercial and industrial loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	153,601,000	155,292,000
90 Days or More Past Due and Accruing	0	0
Commercial and industrial loans | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,939,000	1,202,000
90 Days or More Past Due and Accruing	0	0
Commercial and industrial loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	9,627,000	6,931,000
90 Days or More Past Due and Accruing	0	0
Other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,409,000	2,165,000
90 Days or More Past Due and Accruing	4,000	0
Other loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,406,000	2,160,000
90 Days or More Past Due and Accruing	4,000	0
Other loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,000	5,000
90 Days or More Past Due and Accruing	0	0
Total Past Due | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	22,486,000	20,323,000
Total Past Due | Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	18,760,000	14,627,000
Total Past Due | Real estate loans: | Multifamily | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,893,000	3,877,000
Total Past Due | Real estate loans: | Multifamily | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	471,000	2,381,000
Total Past Due | Real estate loans: | Multifamily | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Total Past Due | Real estate loans: | Multifamily | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,422,000	1,496,000
Total Past Due | Real estate loans: | Commercial mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	11,986,000	4,598,000
Total Past Due | Real estate loans: | Commercial mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	25,000
Total Past Due | Real estate loans: | Commercial mortgage | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Total Past Due | Real estate loans: | Commercial mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	11,986,000	4,573,000
Total Past Due | Real estate loans: | One-to-four family residential mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,987,000	3,288,000
Total Past Due | Real estate loans: | One-to-four family residential mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,076,000	3,154,000
Total Past Due | Real estate loans: | One-to-four family residential mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	911,000	134,000
Total Past Due | Real estate loans: | Home equity and lines of credit | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,894,000	2,864,000
Total Past Due | Real estate loans: | Home equity and lines of credit | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	764,000	1,473,000
Total Past Due | Real estate loans: | Home equity and lines of credit | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Total Past Due | Real estate loans: | Home equity and lines of credit | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,130,000	1,391,000
Total Past Due | Real estate loans: | Construction and land | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Total Past Due | Real estate loans: | Construction and land | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Total Past Due | Commercial and industrial loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,722,000	5,693,000
Total Past Due | Commercial and industrial loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	459,000	1,648,000
Total Past Due | Commercial and industrial loans | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	898,000	432,000
Total Past Due | Commercial and industrial loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,365,000	3,613,000
Total Past Due | Other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,000	3,000
Total Past Due | Other loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,000	3,000
Total Past Due | Other loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
30-89 Days Past Due | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	11,834,000	9,768,000
30-89 Days Past Due | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	288,000
30-89 Days Past Due | Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	9,976,000	6,974,000
30-89 Days Past Due | Real estate loans: | Multifamily | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	471,000	2,831,000
30-89 Days Past Due | Real estate loans: | Multifamily | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	471,000	2,381,000
30-89 Days Past Due | Real estate loans: | Multifamily | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
30-89 Days Past Due | Real estate loans: | Multifamily | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	450,000
30-89 Days Past Due | Real estate loans: | Commercial mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,172,000	220,000
30-89 Days Past Due | Real estate loans: | Commercial mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	25,000
30-89 Days Past Due | Real estate loans: | Commercial mortgage | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
30-89 Days Past Due | Real estate loans: | Commercial mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,172,000	195,000
30-89 Days Past Due | Real estate loans: | One-to-four family residential mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,124,000	2,406,000
30-89 Days Past Due | Real estate loans: | One-to-four family residential mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,076,000	2,406,000
30-89 Days Past Due | Real estate loans: | One-to-four family residential mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	48,000	0
30-89 Days Past Due | Real estate loans: | Home equity and lines of credit | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,209,000	1,517,000
30-89 Days Past Due | Real estate loans: | Home equity and lines of credit | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	757,000	1,473,000
30-89 Days Past Due | Real estate loans: | Home equity and lines of credit | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
30-89 Days Past Due | Real estate loans: | Home equity and lines of credit | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	452,000	44,000
30-89 Days Past Due | Real estate loans: | Construction and land | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
30-89 Days Past Due | Real estate loans: | Construction and land | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
30-89 Days Past Due | Commercial and industrial loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,858,000	2,791,000
30-89 Days Past Due | Commercial and industrial loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	459,000	1,648,000
30-89 Days Past Due | Commercial and industrial loans | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	898,000	432,000
30-89 Days Past Due | Commercial and industrial loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	501,000	711,000
30-89 Days Past Due | Other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	3,000
30-89 Days Past Due | Other loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	3,000
30-89 Days Past Due | Other loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	9,727,000	9,369,000
90 Days or More Past Due | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,863,000
90 Days or More Past Due | Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,863,000	6,467,000
90 Days or More Past Due | Real estate loans: | Multifamily | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,422,000	882,000
90 Days or More Past Due | Real estate loans: | Multifamily | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Multifamily | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Multifamily | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,422,000	882,000
90 Days or More Past Due | Real estate loans: | Commercial mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,763,000	4,378,000
90 Days or More Past Due | Real estate loans: | Commercial mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Commercial mortgage | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Commercial mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,763,000	4,378,000
90 Days or More Past Due | Real estate loans: | One-to-four family residential mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | One-to-four family residential mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | One-to-four family residential mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Home equity and lines of credit | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,678,000	1,207,000
90 Days or More Past Due | Real estate loans: | Home equity and lines of credit | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Home equity and lines of credit | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Home equity and lines of credit | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,678,000	1,207,000
90 Days or More Past Due | Real estate loans: | Construction and land | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Real estate loans: | Construction and land | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Commercial and industrial loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,864,000	2,902,000
90 Days or More Past Due | Commercial and industrial loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Commercial and industrial loans | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Commercial and industrial loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,864,000	2,902,000
90 Days or More Past Due | Other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Other loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
90 Days or More Past Due | Other loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Current | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,826,024,000	3,992,728,000
Current | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,327,000
Current | Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,662,174,000	3,832,834,000
Current | Real estate loans: | Multifamily | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,359,472,000	2,593,607,000
Current | Real estate loans: | Multifamily | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,342,994,000	2,582,472,000
Current | Real estate loans: | Multifamily | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,491,000	3,773,000
Current | Real estate loans: | Multifamily | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	8,987,000	7,362,000
Current | Real estate loans: | Commercial mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	899,404,000	885,203,000
Current | Real estate loans: | Commercial mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	887,251,000	866,673,000
Current | Real estate loans: | Commercial mortgage | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	8,064,000	11,998,000
Current | Real estate loans: | Commercial mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,089,000	6,532,000
Current | Real estate loans: | One-to-four family residential mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	163,113,000	146,929,000
Current | Real estate loans: | One-to-four family residential mortgage | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	162,693,000	146,423,000
Current | Real estate loans: | One-to-four family residential mortgage | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	420,000	506,000
Current | Real estate loans: | Home equity and lines of credit | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	195,663,000	171,198,000
Current | Real estate loans: | Home equity and lines of credit | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	195,051,000	170,910,000
Current | Real estate loans: | Home equity and lines of credit | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	64,000	68,000
Current | Real estate loans: | Home equity and lines of credit | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	548,000	220,000
Current | Real estate loans: | Construction and land | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	44,522,000	35,897,000
Current | Real estate loans: | Construction and land | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	44,522,000	35,897,000
Current | Commercial and industrial loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	162,445,000	157,732,000
Current | Commercial and industrial loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	153,142,000	153,644,000
Current | Commercial and industrial loans | Special mention | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,041,000	770,000
Current | Commercial and industrial loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,262,000	3,318,000
Current | Other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,405,000	2,162,000
Current | Other loans | Pass | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,402,000	2,157,000
Current | Other loans | Substandard | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	$ 3,000	$ 5,000